UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-23018

Investment Company Act file number:

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2018 (Unaudited)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
PURCHASED OPTIONS - 0.5%
Call Options - (a) 0.0%
CBOE Volatility Index, Expires: 02/14/18, Strike Price: $11.50	480	$649,920	$106,800
CBOE Volatility Index, Expires: 02/14/18, Strike Price: $12.00	1,190	1,611,260	229,075

			335,875

Put Options - 0.3%
NASDAQ 100 Stock Index, Expires: 03/16/18, Strike Price: $6,400.00	80	55,599,896	314,800
Russell 2000 Index, Expires: 03/16/18, Strike Price: $1,530.00	900	141,748,380	1,579,500
S&P 500 Index, Expires: 03/16/18, Strike Price: $2,650.00	1,900	536,523,900	1,976,000

			3,870,300

	COUNTERPARTY (b)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC Call Options - 0.1%
Brazilian Real, Expires: 02/22/18, Strike Price: $3.25	A	100,000,000	$100,000,000	521,500
Brazilian Real, Expires: 02/14/18, Strike Price: $3.28	A	50,000,000	50,000,000	85,150
Brazilian Real, Expires: 02/20/18, Strike Price: $3.30	A	75,000,000	75,000,000	171,075
Brazilian Real, Expires: 03/21/18, Strike Price: $3.31	A	50,000,000	50,000,000	352,450
Czech Republic Koruna, Expires: 02/02/18, Strike Price: EUR 25.45	B	75,000,000	93,116,806	49,822
Mexican Peso, Expires: 02/01/18, Strike Price: $20.00	C	50,000,000	50,000,000	—
Mexican Peso, Expires: 02/01/18, Strike Price: $20.00	B	50,000,000	50,000,000	—
Mexican Peso, Expires: 02/01/18, Strike Price: $21.30	B	100,000,000	100,000,000	—
Mexican Peso, Expires: 02/01/18, Strike Price: $21.30	B	50,000,000	50,000,000	—
South African Rand, Expires: 02/01/18, Strike Price: $12.40	B	100,000,000	100,000,000	—

				1,179,997

OTC Put Options - 0.1%
Norwegian Krone, Expires: 02/01/18, Strike Price: EUR 9.54	B	50,000,000	62,077,870	15,527
Brazilian Real, Expires: 02/22/18, Strike Price: $3.13	A	50,000,000	50,000,000	138,800
Brazilian Real, Expires: 02/26/18, Strike Price: $3.20	A	100,000,000	100,000,000	1,241,900
Mexican Peso, Expires: 03/06/18, Strike Price: $18.10	B	300,000,000	300,000,000	852,900

				2,249,127

Payer Swaptions (a) - 0.0%
CDX.IG, (1.000%), Quarterly, Expires: 02/21/18, Strike Price: $55.00	D	500,000,000	500,000,000	98,500

TOTAL PURCHASED OPTIONS (Cost $19,434,570)				7,733,799

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 122.5%
Money Market Funds - 19.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.21% (c)	48,896,000	48,896,000
First American Government Obligations Fund - Class Z - 1.20% (c)	63,689,271	63,689,271
First American Treasury Obligations Fund - Class Z - 1.21% (c)	63,689,271	63,689,271
Morgan Stanley Institutional Liquidity Funds - Government Portfolio -Institutional Class -1.21% (c)	63,664,381	63,664,381
Short-Term Investments Trust - Treasury Portfolio -Institutional Class - 1.21% (c)	63,664,381	63,664,381

		303,603,304

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 102.7%
0.948%, 02/01/2018 (d)(e)	$167,500,000	167,500,000
1.111%, 02/22/2018 (d)(e)	150,000,000	149,904,362
1.240%, 04/26/2018 (d)(e)	142,500,000	142,029,070
1.286%, 07/19/2018 (d)(e)	268,000,000	266,006,712
1.420%, 08/16/2018 (d)(e)	206,000,000	204,167,719
1.630%, 11/08/2018 (d)(e)	150,000,000	148,034,957
1.707%, 12/06/2018 (d)(e)	212,000,000	208,904,431
1.787%, 01/03/2019 (d)(e)	291,000,000	286,221,108

		1,572,768,359

TOTAL SHORT-TERM INVESTMENTS (Cost $1,877,539,640)		1,876,371,663

TOTAL INVESTMENTS (Cost $1,896,974,210) -123.0%		1,884,105,462

LIABILITIES IN EXCESS OF OTHER ASSETS -(23.0)%		(351,902,149)

TOTAL NET ASSETS -100.0%		$1,532,203,313

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	See Note 1.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for derivative contracts.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT USD	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $76.50	25	$2,012,250	$99,750
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $77.00	175	14,085,750	612,500
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $77.50	350	28,171,500	1,050,000
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $78.00	200	16,098,000	502,000
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $78.50	25	2,012,250	50,500
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $79.00	369	29,700,810	575,640
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $79.50	508	40,888,920	574,040
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $80.00	325	26,159,250	247,000
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $80.50	240	19,317,600	110,400
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $81.00	180	14,488,200	45,000
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $79.00	150	12,073,500	271,500
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $79.50	125	10,061,250	181,250
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $80.00	125	10,061,250	141,250
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $80.50	175	14,085,750	148,750
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $81.00	240	19,317,600	148,800
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $81.50	269	21,651,810	121,050
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $82.00	40	3,219,600	12,800
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $136.50	480	42,600,000	1,659,000
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $137.00	380	33,725,000	1,197,000
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $137.50	340	30,175,000	966,875
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $138.00	100	8,875,000	254,375
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $138.50	200	17,750,000	450,000
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $139.00	200	17,750,000	391,250
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $139.50	180	15,975,000	302,625
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $140.00	360	31,950,000	510,750
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $140.50	240	21,300,000	282,000
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $141.00	160	14,200,000	152,000
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $141.50	140	12,425,000	105,875
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $136.50	120	10,650,000	428,250
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $137.00	100	8,875,000	328,750
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $137.50	160	14,200,000	481,000
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $138.00	200	17,750,000	547,500
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $138.50	180	15,975,000	445,500
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $139.00	80	7,100,000	178,000
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $139.50	80	7,100,000	159,000
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $140.00	60	5,325,000	105,750
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $141.00	160	14,200,000	217,000
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $141.50	147	13,046,250	172,725
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $142.00	125	11,093,750	126,562
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $142.50	85	7,543,750	73,844
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $143.00	65	5,768,750	47,937
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $143.50	65	5,768,750	40,625
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $78.50	150	12,199,500	424,500
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $79.00	270	21,959,100	631,800
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $79.50	190	15,452,700	351,500
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $80.00	20	1,626,600	27,600
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $80.50	360	29,278,800	338,400
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $81.00	360	29,278,800	208,800
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $81.50	290	23,585,700	89,900
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $82.00	200	16,266,000	30,000
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $82.50	45	3,659,850	2,700
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $80.50	160	13,012,800	203,200
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $81.00	320	26,025,600	307,200
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $81.50	405	32,938,650	283,500
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $82.00	370	30,092,100	188,700
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $82.50	321	26,106,930	112,350
CBOE Volatility Index, Expires 02/14/2018, Strike Price $13.00	1,780	2,410,120	258,100
CBOE Volatility Index, Expires 02/14/2018, Strike Price $14.00	1,220	1,651,880	140,300
CBOE Volatility Index, Expires 02/14/2018, Strike Price $16.00	3,000	4,062,000	225,000
CBOE Volatility Index, Expires 02/14/2018, Strike Price $17.00	2,000	2,708,000	125,000
CBOE Volatility Index, Expires 02/14/2018, Strike Price $18.00	2,900	3,926,600	152,250
CBOE Volatility Index, Expires 02/14/2018, Strike Price $19.00	2,000	2,708,000	85,000
CBOE Volatility Index, Expires 02/14/2018, Strike Price $20.00	2,000	2,708,000	75,000
CBOE Volatility Index, Expires 02/14/2018, Strike Price $22.00	5,000	6,770,000	150,000
CBOE Volatility Index, Expires 02/14/2018, Strike Price $23.00	1,000	1,354,000	27,500
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $1,900.00	100	1,996,000	97,000
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $1,950.00	450	8,982,000	234,000
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,000.00	431	8,602,760	86,200
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,050.00	416	8,303,360	20,800
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,100.00	165	3,293,400	1,650
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,150.00	45	898,200	450
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,200.00	51	1,017,960	510
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,250.00	165	3,293,400	1,650
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,300.00	30	598,800	300
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,350.00	40	798,400	400
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,400.00	4	79,840	40
Cocoa Future, April 2018 Settlement, Expires 03/02/2018, Strike Price $2,000.00	20	404,000	13,400
Cocoa Future, April 2018 Settlement, Expires 03/02/2018, Strike Price $2,050.00	170	3,434,000	74,800
Cocoa Future, April 2018 Settlement, Expires 03/02/2018, Strike Price $2,100.00	160	3,232,000	44,800
Cocoa Future, April 2018 Settlement, Expires 03/02/2018, Strike Price $2,150.00	55	1,111,000	9,350
Cocoa Future, April 2018 Settlement, Expires 03/02/2018, Strike Price $2,200.00	25	505,000	2,750
Cocoa Future, May 2018 Settlement, Expires 04/06/2018, Strike Price $2,000.00	100	2,020,000	93,000

Cocoa Future, May 2018 Settlement, Expires 04/06/2018, Strike Price $2,050.00	60	1,212,000	42,000
Cocoa Future, May 2018 Settlement, Expires 04/06/2018, Strike Price $2,100.00	80	1,616,000	41,600
Cocoa Future, May 2018 Settlement, Expires 04/06/2018, Strike Price $2,150.00	60	1,212,000	22,800
Cocoa Future, May 2018 Settlement, Expires 04/06/2018, Strike Price $2,200.00	20	404,000	5,600
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $125.00	320	14,622,000	74,400
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $127.50	315	14,393,531	33,075
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $130.00	326	14,896,163	15,892
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $132.50	408	18,643,050	9,180
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $135.00	190	8,681,813	2,850
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $137.50	98	4,477,988	735
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $140.00	60	2,741,625	450
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $142.50	45	2,056,219	169
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $150.00	190	8,681,813	712
Coffee ‘C’ Future, April 2018 Settlement, Expires 03/09/2018, Strike Price $127.50	200	9,315,000	162,750
Coffee ‘C’ Future, April 2018 Settlement, Expires 03/09/2018, Strike Price $130.00	100	4,657,500	58,125
Coffee ‘C’ Future, April 2018 Settlement, Expires 03/09/2018, Strike Price $132.50	120	5,589,000	49,950
Coffee ‘C’ Future, April 2018 Settlement, Expires 03/09/2018, Strike Price $135.00	80	3,726,000	24,000
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $350.00	600	10,845,000	363,750
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $355.00	1,909	34,505,175	775,531
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $360.00	2,426	43,849,950	621,662
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $365.00	1,006	18,183,450	150,900
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $370.00	910	16,448,250	79,625
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $375.00	125	2,259,375	7,031
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $390.00	25	451,875	469
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $360.00	400	7,390,000	250,000
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $365.00	400	7,390,000	190,000
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $370.00	571	10,549,225	203,419
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $375.00	374	6,909,650	100,512
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $380.00	570	10,530,750	114,000
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $385.00	375	6,928,125	56,250
Corn Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $370.00	100	1,847,500	50,625
Corn Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $380.00	350	6,466,250	120,312
Corn Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $390.00	145	2,678,875	33,531
Corn Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $400.00	25	461,875	4,062
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $70.00	425	16,422,000	1,551,250
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $72.00	20	772,800	53,300
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $73.00	55	2,125,200	119,900
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $74.00	315	12,171,600	540,225
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $75.00	830	32,071,200	1,066,550
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $76.00	385	14,876,400	350,350
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $77.00	230	8,887,200	141,450
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $78.00	255	9,853,200	103,275
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $79.00	170	6,568,800	44,200
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $80.00	345	13,330,800	58,650
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $81.00	290	11,205,600	34,800
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $82.00	786	30,371,040	66,810
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $83.00	246	9,505,440	15,990
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $84.00	295	11,398,800	14,750
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $85.00	421	16,267,440	16,840
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $86.00	120	4,636,800	4,200
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $87.00	70	2,704,800	1,750
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $88.00	60	2,318,400	1,500
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $89.00	10	386,400	200
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $87.00	30	1,175,400	12,750
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $88.00	10	391,800	3,700
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $89.00	20	783,600	6,400
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $90.00	10	391,800	2,800
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $91.00	10	391,800	2,450
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $92.00	10	391,800	2,200
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $93.00	10	391,800	2,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $58.50	175	11,327,750	1,100,750
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $59.00	250	16,182,500	1,450,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $59.50	475	30,746,750	2,527,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $60.00	425	27,510,250	2,052,750
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $60.50	425	27,510,250	1,853,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $61.00	450	29,128,500	1,750,500
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $61.50	325	21,037,250	1,114,750
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $62.00	275	17,800,750	819,500
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $62.50	250	16,182,500	637,500
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $63.00	250	16,182,500	535,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $63.50	250	16,182,500	440,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $64.00	225	14,564,250	317,250
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $64.50	325	21,037,250	357,500
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $65.00	425	27,510,250	357,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $65.50	400	25,892,000	252,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $66.00	425	27,510,250	195,500
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $66.50	325	21,037,250	107,250
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $67.00	50	3,236,500	12,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $67.50	65	4,207,450	11,700
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $68.00	105	6,796,650	13,650
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $68.50	40	2,589,200	4,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $69.00	40	2,589,200	2,800
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $69.50	40	2,589,200	2,400
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $65.00	275	17,754,000	401,500
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $65.50	475	30,666,000	584,250
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $66.00	575	37,122,000	592,250
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $66.50	501	32,344,560	430,860
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $67.00	628	40,543,680	445,880

Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $67.50	575	37,122,000	339,250
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $68.00	550	35,508,000	264,000
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $68.50	350	22,596,000	140,000
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $69.00	300	19,368,000	99,000
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $69.50	154	9,942,240	41,580
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $70.00	100	6,456,000	23,000
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $70.50	50	3,228,000	9,500
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $71.00	50	3,228,000	8,000
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.205	190	29,450,000	945,250
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.210	216	33,480,000	942,300
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.215	480	74,400,000	1,806,000
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.220	440	68,200,000	1,391,500
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.225	380	58,900,000	988,000
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.230	120	18,600,000	247,500
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.215	40	6,200,000	164,500
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.220	60	9,300,000	216,750
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.225	80	12,400,000	251,000
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.230	180	27,900,000	483,750
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.235	140	21,700,000	320,250
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.240	180	27,900,000	344,250
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.245	100	15,500,000	158,750
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.250	120	18,600,000	156,000
Euro-Bund Future, March 2018 Settlement, Expires 02/23/2018, Strike Price EUR 160.00	175	53,192,665	56,491
Euro-Bund Future, March 2018 Settlement, Expires 02/23/2018, Strike Price EUR 160.50	425	129,182,186	84,426
Euro-Bund Future, March 2018 Settlement, Expires 02/23/2018, Strike Price EUR 161.00	300	91,187,426	33,522
Euro-Bund Future, March 2018 Settlement, Expires 02/23/2018, Strike Price EUR 161.50	25	7,598,952	1,862
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,305.00	20	2,686,200	81,600
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,310.00	30	4,029,300	109,200
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,315.00	55	7,387,050	176,550
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,320.00	45	6,043,950	126,450
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,325.00	130	17,460,300	315,900
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,330.00	90	12,087,900	187,200
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,335.00	155	20,818,050	272,800
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,340.00	35	4,700,850	51,450
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,345.00	20	2,686,200	24,600
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,350.00	1,020	136,996,200	1,030,200
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,355.00	85	11,416,350	70,550
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,360.00	225	30,219,750	153,000
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,365.00	335	44,993,850	184,250
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,370.00	390	52,380,900	175,500
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,375.00	361	48,485,910	133,570
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,380.00	419	56,275,890	129,890
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,385.00	320	42,979,200	83,200
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,390.00	275	36,935,250	60,500
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,395.00	180	24,175,800	34,200
HG Copper Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $328.00	400	31,955,000	260,000
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $89.50	250	28,715,625	753,125
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $90.00	190	21,823,875	456,000
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $90.50	200	22,972,500	365,000
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $91.00	430	49,390,875	564,375
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $91.50	400	45,945,000	355,000
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $92.00	200	22,972,500	112,500
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $90.50	140	16,080,750	309,750
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $91.00	280	32,161,500	504,000
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $91.50	530	60,877,125	768,500
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $92.00	480	55,134,000	552,000
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $92.50	475	54,559,688	433,438
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $93.00	190	21,823,875	135,375
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $93.50	52	5,972,850	29,250
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $69.00	165	4,833,180	282,150
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $70.00	435	12,742,020	574,200
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $71.00	395	11,570,340	379,200
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $72.00	390	11,423,880	249,600
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $73.00	355	10,398,660	142,000
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $74.00	310	9,080,520	71,300
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $75.00	322	9,432,024	38,640
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $76.00	261	7,645,212	13,050
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $77.00	110	3,222,120	2,200
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $75.00	135	3,901,500	91,800
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $76.00	165	4,768,500	87,450
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $77.00	219	6,329,100	89,790
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $78.00	224	6,473,600	69,440
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $79.00	345	9,970,500	79,350
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $80.00	380	10,982,000	64,600
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $81.00	324	9,363,600	42,120
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $82.00	143	4,132,700	14,300
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $83.00	60	1,734,000	4,200
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $84.00	35	1,011,500	1,750
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $118.00	10	495,400	23,500
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $119.00	110	5,449,400	215,600
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $120.00	120	5,944,800	188,400
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $121.00	130	6,440,200	154,700
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $122.00	80	3,963,200	65,600
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $123.00	75	3,715,500	36,750
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $124.00	45	2,229,300	11,250
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $125.00	50	2,477,000	5,500
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $126.00	30	1,486,200	1,500
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $127.00	35	1,733,900	700

Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $122.00	20	983,440	25,200
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $123.00	65	3,196,180	67,600
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $124.00	65	3,196,180	55,250
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $125.00	65	3,196,180	44,200
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $126.00	80	3,933,760	42,400
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $127.00	170	8,359,240	71,400
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $128.00	210	10,326,120	67,200
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $129.00	100	4,917,200	24,000
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $130.00	115	5,654,780	21,850
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $131.00	60	2,950,320	8,400
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $125.00	10	491,720	11,800
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $128.00	10	491,720	7,200
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $129.00	40	1,966,880	24,000
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $130.00	21	1,032,612	10,710
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $131.00	30	1,475,160	12,600
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $132.00	10	491,720	3,500
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $133.00	10	491,720	2,800
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $135.00	1	49,172	180
NASDAQ 100 Stock Index, Expires 03/16/2018, Strike Price $6,400.00	80	55,599,920	4,708,800
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.75	100	3,000,000	282,400
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.85	200	6,000,000	429,400
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.90	750	22,500,000	1,397,250
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.95	425	12,750,000	686,375
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.00	1,325	39,750,000	1,852,350
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.05	325	9,750,000	393,250
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.10	615	18,450,000	643,905
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.15	630	18,900,000	570,150
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.20	100	3,000,000	78,200
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.25	1,490	44,700,000	1,007,240
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.30	515	15,450,000	301,790
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.35	135	4,050,000	68,580
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.40	250	7,500,000	110,500
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.45	150	4,500,000	57,900
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.50	1,300	39,000,000	438,100
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.55	140	4,200,000	41,440
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.60	120	3,600,000	31,200
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.65	90	2,700,000	20,700
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.70	90	2,700,000	18,360
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.75	800	24,000,000	144,800
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $4.00	400	12,000,000	42,400
Natural Gas Future, March 2018 Settlement, Expires 04/25/2018, Strike Price $2.85	100	3,000,000	139,678
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.75	250	7,150,000	457,500
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.80	25	715,000	38,325
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.85	50	1,430,000	63,500
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.90	50	1,430,000	51,900
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.95	50	1,430,000	41,950
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $3.00	475	13,585,000	318,250
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $3.05	25	715,000	13,225
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $3.10	100	2,860,000	41,300
Russell 2000 Index, Expires 03/16/2018, Strike Price $1,530.00	900	141,748,200	5,958,000
S&P 500 Index, Expires 03/16/2018, Strike Price $2,650.00	1,900	536,523,900	35,957,500
Short-Dated New Crop Soybean Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $1,010.00	100	4,978,750	62,196
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $17.25	70	6,034,000	98,700
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $17.50	85	7,327,000	77,775
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $17.75	272	23,446,400	161,840
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $18.00	315	27,153,000	122,850
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $18.25	235	20,257,000	62,275
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $18.50	105	9,051,000	19,425
Silver Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $18.25	90	7,798,500	80,100
Silver Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $18.50	90	7,798,500	62,550
Silver Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $18.75	60	5,199,000	33,000
Silver Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $19.00	60	5,199,000	26,400
Soybean Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $1,000.00	300	14,936,250	54,375
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $960.00	715	35,598,063	1,358,500
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $970.00	125	6,223,438	185,937
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $980.00	725	36,095,938	824,687
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $990.00	975	48,542,813	828,750
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $1,000.00	1,312	65,321,200	803,600
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $1,010.00	375	18,670,313	166,406
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $1,020.00	100	4,978,750	32,500
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $1,000.00	60	3,021,000	73,125
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $1,010.00	60	3,021,000	59,250
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $1,020.00	65	3,272,750	52,000
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $1,030.00	265	13,342,750	170,594
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $1,040.00	225	11,328,750	118,125
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $1,050.00	150	7,552,500	63,750
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $1,060.00	75	3,776,250	25,781
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $1,070.00	75	3,776,250	21,094
Soybean Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $960.00	65	3,272,750	178,750
Soybean Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $1,000.00	475	23,916,250	718,438
Soybean Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $1,040.00	1,020	51,357,000	803,250
Soybean Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $1,060.00	25	1,258,750	14,219
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $13.50	40	592,704	8,512
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $13.75	60	889,056	8,064
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $14.00	910	13,484,016	81,536
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $14.25	310	4,593,456	17,360
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $14.50	385	5,704,776	12,936
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $14.75	411	6,090,034	9,206

Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $15.00	1,595	23,634,072	35,728
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $15.25	470	6,964,272	5,264
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $15.50	420	6,223,392	4,704
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $15.75	405	6,001,128	4,536
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $16.00	1,311	19,425,874	14,683
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $16.25	136	2,015,194	1,523
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $16.50	355	5,260,248	3,976
Sugar Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $13.75	110	1,647,184	35,728
Sugar Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $14.00	325	4,866,680	80,080
Sugar Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $14.25	245	3,668,728	43,904
Sugar Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $14.50	175	2,620,520	23,520
Sugar Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $14.75	80	1,197,952	8,064
Sugar Future, May 2018 Settlement, Expires 04/16/2018, Strike Price $15.00	300	4,492,320	43,680
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $122.50	25	3,039,500	3,906
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $123.50	200	24,316,000	9,375
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $124.00	150	18,237,000	4,688
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $124.50	134	16,291,720	2,094
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $125.00	100	12,158,000	1,563
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $125.50	50	6,079,000	781
U.S. Treasury 10-Year Note, April 2018 Settlement, Expires 03/23/2018, Strike Price $122.00	50	6,051,500	18,750
U.S. Treasury 10-Year Note, April 2018 Settlement, Expires 03/23/2018, Strike Price $122.50	25	3,025,750	5,859
U.S. Treasury 10-Year Note, April 2018 Settlement, Expires 03/23/2018, Strike Price $123.00	25	3,025,750	3,906
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $149.00	50	7,390,500	36,719
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $150.00	50	7,390,500	21,094
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $152.00	2	295,620	219
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $154.00	141	20,841,210	4,406
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $155.00	150	22,171,500	4,688
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $156.00	125	18,476,250	1,953
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $157.00	25	3,695,250	391
U.S. Treasury Long Bond, April 2018 Settlement, Expires 03/23/2018, Strike Price $149.00	50	7,312,500	46,094
U.S. Treasury Long Bond, April 2018 Settlement, Expires 03/23/2018, Strike Price $150.00	50	7,312,500	31,250
U.S. Treasury Long Bond, April 2018 Settlement, Expires 03/23/2018, Strike Price $151.00	25	3,656,250	10,156
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $420.00	300	6,776,250	487,500
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $425.00	420	9,486,750	585,375
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $430.00	1,255	28,347,313	1,482,469
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $435.00	520	11,745,500	510,250
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $440.00	705	15,924,188	568,406
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $445.00	535	12,084,313	351,094
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $450.00	845	19,086,438	443,625
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $455.00	450	10,164,375	188,438
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $460.00	455	10,277,313	150,719
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $465.00	365	8,244,438	95,813
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $470.00	560	12,649,000	115,500
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $475.00	250	5,646,875	40,625
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $480.00	62	1,400,425	7,750
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $485.00	45	1,016,438	4,500
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $440.00	275	6,400,625	409,063
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $445.00	20	465,500	26,250
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $450.00	240	5,586,000	276,000
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $455.00	260	6,051,500	263,250
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $460.00	240	5,586,000	213,000
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $465.00	425	9,891,875	329,375
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $470.00	455	10,590,125	307,125
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $475.00	415	9,659,125	243,813
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $480.00	320	7,448,000	164,000
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $485.00	136	3,165,400	61,200
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $490.00	100	2,327,500	38,750
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $495.00	20	465,500	8,077
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $500.00	20	465,500	7,077
Wheat Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $450.00	50	1,163,750	66,563
Wheat Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $480.00	100	2,327,500	71,875

TOTAL CALL OPTIONS			139,839,742

(Premiums Received $73,234,783)

PUT OPTIONS
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $73.50	70	5,634,300	350
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $74.00	145	11,671,050	725
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $74.50	140	11,268,600	700
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $75.00	137	11,027,130	685
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $75.50	205	16,500,450	1,025
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $76.00	41	3,300,090	205
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $77.00	46	3,702,540	230
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $77.50	225	18,110,250	2,250
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $78.00	350	28,171,500	5,250
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $78.50	240	19,317,600	8,400
Australian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $79.00	65	5,231,850	4,550
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $77.00	75	6,036,750	5,250
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $77.50	140	11,268,600	14,000
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $78.00	320	25,756,800	48,000
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $78.50	240	19,317,600	52,800
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $79.00	180	14,488,200	57,600
Australian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $79.50	160	12,878,400	73,600
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $131.00	80	7,100,000	500
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $131.50	45	3,993,750	281
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $132.00	80	7,100,000	500
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $133.50	80	7,100,000	500
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $134.00	200	17,750,000	1,250
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $134.50	220	19,525,000	1,375
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $135.00	280	24,850,000	3,500

British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $135.50	80	7,100,000	1,000
British Pound Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $136.00	20	1,775,000	250
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $135.00	20	1,775,000	1,625
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $135.50	128	11,360,000	12,000
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $136.00	180	15,975,000	20,250
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $136.50	240	21,300,000	33,000
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $137.00	280	24,850,000	47,250
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $137.50	180	15,975,000	36,000
British Pound Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $138.00	80	7,100,000	19,500
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $76.00	100	8,133,000	500
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $76.50	300	24,399,000	1,500
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $77.00	270	21,959,100	1,350
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $77.50	340	27,652,200	1,700
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $78.50	20	1,626,600	200
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $79.00	180	14,639,400	2,700
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $79.50	265	21,552,450	7,950
Canadian Dollar Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $80.00	325	26,432,250	16,250
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $77.50	20	1,626,600	700
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $78.00	160	13,012,800	9,600
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $78.50	380	30,905,400	34,200
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $79.00	460	37,411,800	64,400
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $79.50	410	33,345,300	86,100
Canadian Dollar Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $80.00	409	33,263,970	126,790
CBOE Volatility Index, Expires 02/14/2018, Strike Price $11.50	480	649,920	12,000
CBOE Volatility Index, Expires 02/14/2018, Strike Price $12.00	1,190	1,611,260	53,550
CBOE Volatility Index, Expires 02/14/2018, Strike Price $13.00	220	297,880	22,000
CBOE Volatility Index, Expires 02/14/2018, Strike Price $14.00	280	379,120	46,900
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $1,750.00	150	2,994,000	1,500
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $1,800.00	274	5,469,040	2,740
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $1,850.00	375	7,485,000	3,750
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $1,900.00	80	1,596,800	800
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $1,950.00	543	10,838,280	32,580
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,000.00	110	2,195,600	26,400
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,050.00	535	10,678,600	315,650
Cocoa Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $2,100.00	225	4,491,000	236,250
Cocoa Future, April 2018 Settlement, Expires 03/02/2018, Strike Price $1,800.00	30	606,000	1,200
Cocoa Future, April 2018 Settlement, Expires 03/02/2018, Strike Price $1,850.00	90	1,818,000	7,200
Cocoa Future, April 2018 Settlement, Expires 03/02/2018, Strike Price $1,900.00	110	2,222,000	16,500
Cocoa Future, April 2018 Settlement, Expires 03/02/2018, Strike Price $1,950.00	20	404,000	5,600
Cocoa Future, May 2018 Settlement, Expires 04/06/2018, Strike Price $1,800.00	20	404,000	2,800
Cocoa Future, May 2018 Settlement, Expires 04/06/2018, Strike Price $1,900.00	20	404,000	6,800
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $112.50	30	1,370,813	337
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $115.00	115	5,254,781	3,019
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $117.50	405	18,505,969	36,450
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $120.00	829	37,880,119	245,591
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $122.50	315	14,393,531	236,250
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $125.00	275	12,565,781	388,781
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $127.50	50	2,284,688	111,187
Coffee ‘C’ Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $130.00	36	1,644,975	111,780
Coffee ‘C’ Future, April 2018 Settlement, Expires 03/09/2018, Strike Price $117.50	120	5,589,000	37,350
Coffee ‘C’ Future, April 2018 Settlement, Expires 03/09/2018, Strike Price $120.00	530	24,684,750	300,112
Coffee ‘C’ Future, April 2018 Settlement, Expires 03/09/2018, Strike Price $122.50	180	8,383,500	168,750
Coffee ‘C’ Future, April 2018 Settlement, Expires 03/09/2018, Strike Price $125.00	150	6,986,250	215,437
Coffee ‘C’ Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $115.00	40	1,863,000	16,800
Coffee ‘C’ Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $117.50	80	3,726,000	52,800
Coffee ‘C’ Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $122.50	145	6,753,375	205,537
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $335.00	608	10,989,600	3,800
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $340.00	1,828	33,041,100	11,425
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $345.00	1,491	26,949,825	18,637
Corn Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $350.00	859	15,526,425	26,844
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $345.00	200	3,695,000	5,000
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $350.00	985	18,197,875	43,094
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $355.00	1,145	21,153,875	93,031
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $360.00	495	9,145,125	74,250
Corn Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $365.00	50	923,750	13,004
Corn Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $340.00	25	461,875	937
Corn Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $350.00	871	16,091,725	87,100
Corn Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $355.00	200	3,695,000	33,750
Corn Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $360.00	680	12,563,000	178,500
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $65.00	100	3,864,000	500
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $66.00	30	1,159,200	150
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $67.00	45	1,738,800	225
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $68.00	95	3,670,800	475
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $69.00	220	8,500,800	2,200
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $70.00	160	6,182,400	1,600
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $71.00	268	10,355,520	4,020
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $72.00	317	12,248,880	7,925
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $73.00	210	8,114,400	8,400
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $74.00	310	11,978,400	23,250
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $75.00	215	8,307,600	31,175
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $76.00	270	10,432,800	72,900
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $77.00	175	6,762,000	83,125
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $78.00	75	2,898,000	57,375
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $79.00	148	5,718,720	165,760
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $80.00	305	11,785,200	466,650
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $81.00	150	5,796,000	297,000
Cotton Future, March 2018 Settlement, Expires 02/09/2018, Strike Price $82.00	140	5,409,600	342,300
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $74.00	20	783,600	11,600

Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $75.00	20	783,600	14,800
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $76.00	20	783,600	18,600
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $77.00	20	783,600	23,100
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $78.00	102	3,996,360	143,310
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $79.00	25	979,500	42,250
Cotton Future, May 2018 Settlement, Expires 04/13/2018, Strike Price $80.00	25	979,500	50,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $54.50	127	8,220,710	1,270
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $55.00	226	14,628,980	4,520
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $55.50	200	12,946,000	4,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $56.00	375	24,273,750	7,500
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $56.50	450	29,128,500	13,500
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $57.00	350	22,655,500	10,500
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $57.50	300	19,419,000	12,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $58.00	501	32,429,730	25,050
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $58.50	350	22,655,500	21,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $59.00	327	21,166,710	22,890
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $59.50	75	4,854,750	6,750
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $60.00	100	6,473,000	11,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $60.50	100	6,473,000	13,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $61.50	175	11,327,750	35,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $62.00	200	12,946,000	50,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $62.50	225	14,564,250	72,000
Crude Oil Future, March 2018 Settlement, Expires 02/14/2018, Strike Price $63.00	200	12,946,000	82,000
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $58.50	150	9,684,000	37,500
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $59.00	275	17,754,000	79,750
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $59.50	355	22,918,800	120,700
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $60.00	900	58,104,000	360,000
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $60.50	450	29,052,000	216,000
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $61.00	575	37,122,000	322,000
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $61.50	675	43,578,000	445,500
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $62.00	400	25,824,000	308,000
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $62.50	325	20,982,000	292,500
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $63.00	295	19,045,200	312,700
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $63.50	320	20,659,200	393,600
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $64.00	285	18,399,600	407,550
Crude Oil Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $64.50	120	7,747,200	198,000
DAX Index, Expires 02/02/2018, Strike Price EUR 13,100.00	120	9,825,298	25,626
DAX Index, Expires 02/02/2018, Strike Price EUR 13,150.00	170	13,919,172	51,289
DAX Index, Expires 02/02/2018, Strike Price EUR 13,200.00	90	7,368,973	38,215
DAX Index, Expires 02/02/2018, Strike Price EUR 13,250.00	40	3,275,099	23,788
DAX Index, Expires 02/02/2018, Strike Price EUR 13,300.00	20	1,637,550	16,314
DAX Index, Expires 02/16/2018, Strike Price EUR 13,050.00	80	6,550,199	52,841
DAX Index, Expires 02/16/2018, Strike Price EUR 13,100.00	80	6,550,199	60,886
DAX Index, Expires 02/16/2018, Strike Price EUR 13,150.00	80	6,550,199	70,073
DAX Index, Expires 02/16/2018, Strike Price EUR 13,200.00	20	1,637,550	20,126
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.165	20	3,100,000	125
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.180	20	3,100,000	125
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.185	140	21,700,000	875
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.190	453	70,215,000	2,831
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.195	420	65,100,000	2,625
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.200	460	71,300,000	2,875
Euro Fx Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $1.205	40	6,200,000	500
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.175	20	3,100,000	1,000
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.180	220	34,100,000	13,750
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.185	60	9,300,000	4,500
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.190	141	21,855,000	14,100
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.195	160	24,800,000	22,000
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.200	260	40,300,000	45,500
Euro Fx Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $1.205	60	9,300,000	14,250
Euro Stoxx 50 Index, Expires 02/02/2018, Strike Price EUR 3,575.00	400	17,924,563	34,764
Euro Stoxx 50 Index, Expires 02/02/2018, Strike Price EUR 3,600.00	450	20,165,133	82,688
Euro Stoxx 50 Index, Expires 02/16/2018, Strike Price EUR 3,550.00	550	24,646,274	139,986
Euro Stoxx 50 Index, Expires 02/16/2018, Strike Price EUR 3,575.00	500	22,405,704	168,852
Euro Stoxx 50 Index, Expires 02/16/2018, Strike Price EUR 3,600.00	500	22,405,704	226,584
Euro-Bund Future, March 2018 Settlement, Expires 02/23/2018, Strike Price EUR 158.50	325	98,786,378	242,104
Euro-Bund Future, March 2018 Settlement, Expires 02/23/2018, Strike Price EUR 159.00	475	144,380,090	483,587
Euro-Bund Future, March 2018 Settlement, Expires 02/23/2018, Strike Price EUR 159.50	75	22,796,856	102,428
FTSE 100 Index, Expires 02/16/2018, Strike Price GBP 7,525.00	180	19,253,713	210,848
FTSE 100 Index, Expires 02/16/2018, Strike Price GBP 7,550.00	160	17,114,411	218,089
FTSE 100 Index, Expires 02/16/2018, Strike Price GBP 7,575.00	170	18,184,062	267,926
FTSE 100 Index, Expires 02/16/2018, Strike Price GBP 7,600.00	190	20,323,364	345,307
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,265.00	20	2,686,200	1,800
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,270.00	65	8,730,150	6,500
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,275.00	55	7,387,050	6,050
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,280.00	35	4,700,850	4,200
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,285.00	50	6,715,500	7,000
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,290.00	50	6,715,500	8,000
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,295.00	50	6,715,500	9,500
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,305.00	50	6,715,500	13,500
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,310.00	250	33,577,500	82,500
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,315.00	225	30,219,750	90,000
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,320.00	370	49,694,700	185,000
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,325.00	420	56,410,200	260,400
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,330.00	460	61,782,600	354,200
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,335.00	340	45,665,400	323,000
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,340.00	160	21,489,600	185,600
Gold Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $1,345.00	180	24,175,800	255,600
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $86.50	50	5,743,125	312

Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $87.00	95	10,911,938	594
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $87.50	70	8,040,375	437
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $88.00	163	18,722,588	1,019
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $88.50	101	11,601,113	1,262
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $89.00	160	18,378,000	2,000
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $89.50	200	22,972,500	5,000
Japanese Yen Future, February 2018 Settlement, Expires 02/09/2018, Strike Price $90.00	120	13,783,500	5,250
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $87.00	20	2,297,250	625
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $87.50	120	13,783,500	5,250
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $88.00	80	9,189,000	5,000
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $88.50	210	24,121,125	18,375
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $89.00	430	49,390,875	59,125
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $89.50	409	46,978,763	86,912
Japanese Yen Future, March 2018 Settlement, Expires 03/09/2018, Strike Price $90.00	255	29,289,938	82,875
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $60.00	25	732,300	125
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $61.00	105	3,075,660	525
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $62.00	385	11,277,420	1,925
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $63.00	383	11,218,836	1,915
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $64.00	422	12,361,224	2,110
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $65.00	375	10,984,500	1,875
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $66.00	235	6,883,620	1,175
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $67.00	265	7,762,380	2,650
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $68.00	330	9,666,360	3,300
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $69.00	130	3,807,960	2,600
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $70.00	15	439,380	450
Lean Hogs Future, February 2018 Settlement, Expires 02/14/2018, Strike Price $71.00	25	732,300	1,750
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $65.00	15	433,500	3,750
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $66.00	54	1,560,600	17,280
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $67.00	196	5,664,400	80,360
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $68.00	280	8,092,000	145,600
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $69.00	315	9,103,500	201,600
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $70.00	335	9,681,500	264,650
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $71.00	250	7,225,000	237,500
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $72.00	225	6,502,500	254,250
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $73.00	245	7,080,500	323,400
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $74.00	180	5,202,000	277,200
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $75.00	60	1,734,000	106,200
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $76.00	15	433,500	30,450
Lean Hogs Future, April 2018 Settlement, Expires 04/13/2018, Strike Price $77.00	15	433,500	34,650
Lean Hogs Future, June 2018 Settlement, Expires 06/14/2018, Strike Price $76.00	100	3,291,200	68,000
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $112.00	212	10,502,480	2,120
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $113.00	185	9,164,900	1,850
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $114.00	285	14,118,900	2,850
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $115.00	280	13,871,200	2,800
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $116.00	185	9,164,900	1,850
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $117.00	90	4,458,600	900
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $118.00	20	990,800	200
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $119.00	20	990,800	400
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $120.00	10	495,400	300
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $121.00	5	247,700	250
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $123.00	30	1,486,200	4,500
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $124.00	30	1,486,200	9,300
Live Cattle Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $125.00	30	1,486,200	17,100
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $112.00	30	1,475,160	3,000
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $113.00	30	1,475,160	3,600
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $114.00	30	1,475,160	4,500
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $115.00	40	1,966,880	7,600
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $116.00	70	3,442,040	16,800
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $117.00	120	5,900,640	37,200
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $118.00	110	5,408,920	42,900
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $119.00	80	3,933,760	39,200
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $120.00	65	3,196,180	39,000
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $121.00	55	2,704,460	40,150
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $122.00	15	737,580	13,350
Live Cattle Future, March 2018 Settlement, Expires 03/02/2018, Strike Price $123.00	15	737,580	16,050
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $111.00	10	491,720	3,000
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $112.00	35	1,721,020	12,250
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $113.00	20	983,440	8,200
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $114.00	35	1,721,020	16,800
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $115.00	20	983,440	11,000
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $116.00	50	2,458,600	32,000
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $117.00	50	2,458,600	37,000
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $118.00	40	1,966,880	34,000
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $119.00	50	2,458,600	48,500
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $120.00	30	1,475,160	33,300
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $121.00	40	1,966,880	50,400
Live Cattle Future, April 2018 Settlement, Expires 04/06/2018, Strike Price $122.00	40	1,966,880	56,800
NASDAQ 100 Stock Index, Expires 02/16/2018, Strike Price $6,550.00	10	6,949,990	17,850
NASDAQ 100 Stock Index, Expires 02/16/2018, Strike Price $6,575.00	10	6,949,990	19,850
NASDAQ 100 Stock Index, Expires 02/16/2018, Strike Price $6,600.00	10	6,949,990	22,150
NASDAQ 100 Stock Index, Expires 02/16/2018, Strike Price $6,625.00	10	6,949,990	24,800
NASDAQ 100 Stock Index, Expires 02/16/2018, Strike Price $6,650.00	10	6,949,990	27,750
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.45	50	1,500,000	2,400
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.50	775	23,250,000	51,150
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.55	150	4,500,000	13,650
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.60	235	7,050,000	30,080
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.65	335	10,050,000	61,305
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.70	315	9,450,000	83,160

Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.75	550	16,500,000	206,800
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.80	455	13,650,000	236,600
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.85	220	6,600,000	153,560
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.90	900	27,000,000	822,600
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $2.95	345	10,350,000	401,925
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.00	950	28,500,000	1,375,600
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.05	100	3,000,000	175,900
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.10	50	1,500,000	104,800
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.15	300	9,000,000	736,200
Natural Gas Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $3.25	300	9,000,000	967,200
Natural Gas Future, March 2018 Settlement, Expires 04/25/2018, Strike Price $2.85	100	3,000,000	137,178
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.45	75	2,145,000	9,675
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.50	50	1,430,000	8,750
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.55	75	2,145,000	17,700
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.60	90	2,574,000	28,620
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.65	105	3,003,000	44,625
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.70	30	858,000	16,860
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.75	345	9,867,000	252,540
Natural Gas Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $2.80	15	429,000	14,010
Nikkei 225 Index, Expires 02/09/2018, Strike Price JPY 22,625.00	50	10,579,046	38,930
Nikkei 225 Index, Expires 02/09/2018, Strike Price JPY 22,750.00	50	10,579,046	54,960
Nikkei 225 Index, Expires 02/09/2018, Strike Price JPY 22,875.00	100	21,158,093	137,400
Nikkei 225 Index, Expires 02/09/2018, Strike Price JPY 23,000.00	125	26,447,616	223,276
Nikkei 225 Index, Expires 02/09/2018, Strike Price JPY 23,125.00	125	26,447,616	274,801
Nikkei 225 Index, Expires 02/09/2018, Strike Price JPY 23,250.00	100	21,158,093	288,541
Nikkei 225 Index, Expires 02/09/2018, Strike Price JPY 23,375.00	50	10,579,046	180,911
Russell 2000 Index, Expires 02/02/2018, Strike Price $1,575.00	25	3,937,450	16,750
Russell 2000 Index, Expires 02/02/2018, Strike Price $1,580.00	25	3,937,450	22,250
Russell 2000 Index, Expires 02/02/2018, Strike Price $1,585.00	50	7,874,900	59,500
Russell 2000 Index, Expires 02/02/2018, Strike Price $1,590.00	50	7,874,900	78,000
Russell 2000 Index, Expires 02/02/2018, Strike Price $1,595.00	25	3,937,450	48,875
Russell 2000 Index, Expires 02/09/2018, Strike Price $1,540.00	25	3,937,450	13,400
Russell 2000 Index, Expires 02/09/2018, Strike Price $1,545.00	50	7,874,900	30,500
Russell 2000 Index, Expires 02/09/2018, Strike Price $1,550.00	75	11,812,350	48,375
Russell 2000 Index, Expires 02/09/2018, Strike Price $1,555.00	100	15,749,800	74,300
Russell 2000 Index, Expires 02/09/2018, Strike Price $1,560.00	150	23,624,700	140,250
Russell 2000 Index, Expires 02/09/2018, Strike Price $1,565.00	125	19,687,250	136,250
Russell 2000 Index, Expires 02/09/2018, Strike Price $1,570.00	100	15,749,800	124,000
S&P 500 Index, Expires 02/02/2018, Strike Price $2,825.00	175	49,416,675	160,125
S&P 500 Index, Expires 02/02/2018, Strike Price $2,830.00	200	56,476,200	229,000
S&P 500 Index, Expires 02/02/2018, Strike Price $2,835.00	175	49,416,675	242,375
S&P 500 Index, Expires 02/02/2018, Strike Price $2,840.00	125	35,297,625	211,250
S&P 500 Index, Expires 02/02/2018, Strike Price $2,845.00	150	42,357,150	303,000
S&P 500 Index, Expires 02/02/2018, Strike Price $2,850.00	125	35,297,625	300,000
S&P 500 Index, Expires 02/05/2018, Strike Price $2,785.00	75	21,178,575	18,750
S&P 500 Index, Expires 02/05/2018, Strike Price $2,790.00	125	35,297,625	46,250
S&P 500 Index, Expires 02/05/2018, Strike Price $2,795.00	125	35,297,625	59,375
S&P 500 Index, Expires 02/05/2018, Strike Price $2,800.00	100	28,238,100	48,500
S&P 500 Index, Expires 02/05/2018, Strike Price $2,805.00	125	35,297,625	86,250
S&P 500 Index, Expires 02/05/2018, Strike Price $2,810.00	125	35,297,625	86,250
S&P 500 Index, Expires 02/05/2018, Strike Price $2,815.00	75	21,178,575	61,125
S&P 500 Index, Expires 02/05/2018, Strike Price $2,820.00	25	7,059,525	24,500
Short-Dated New Crop Soybean Future, March 2018 Settlement, Expires 02/02/2018, Strike Price $1,010.00	100	4,978,750	63,446
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $15.75	10	862,000	550
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $16.00	35	3,017,000	3,150
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $16.25	26	2,241,200	4,030
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $16.50	65	5,603,000	18,525
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $16.75	130	11,206,000	66,950
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $17.00	176	15,171,200	157,520
Silver Future, March 2018 Settlement, Expires 02/22/2018, Strike Price $17.25	210	18,102,000	305,550
Silver Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $16.50	15	1,299,750	11,550
Silver Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $16.75	53	4,592,450	58,830
Silver Future, April 2018 Settlement, Expires 03/26/2018, Strike Price $17.00	80	6,932,000	124,400
Soybean Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $970.00	200	9,957,500	2,500
Soybean Future, February 2018 Settlement, Expires 02/02/2018, Strike Price $980.00	405	20,163,938	17,719
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $910.00	200	9,957,500	2,500
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $920.00	275	13,691,563	5,156
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $930.00	725	36,095,938	18,125
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $940.00	1,246	62,035,225	46,725
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $950.00	925	46,053,438	57,812
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $960.00	1,625	80,904,688	182,812
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $970.00	280	13,940,500	56,000
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $980.00	420	20,910,750	147,000
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $990.00	120	5,974,500	67,500
Soybean Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $1,000.00	215	10,704,313	177,375
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $960.00	20	1,007,000	4,375
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $970.00	200	10,070,000	63,750
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $980.00	275	13,846,250	127,187
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $990.00	200	10,070,000	128,750
Soybean Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $1000.00	25	1,258,750	21,719
Soybean Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $940.00	50	2,517,500	10,625
Soybean Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $960.00	190	9,566,500	77,188
Soybean Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $980.00	550	27,692,500	395,313
Soybean Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $1,000.00	375	18,881,250	435,938
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $12.50	95	1,407,672	6,384
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $12.75	275	4,074,840	33,880
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $13.00	805	11,928,168	162,288
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $13.25	540	8,001,504	181,440

Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $13.50		1,301	19,277,698	670,275
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $13.75		290	4,297,104	207,872
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $14.00		955	14,150,808	909,160
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $14.25		630	9,335,088	754,992
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $14.50		478	7,082,813	695,968
Sugar Future, March 2018 Settlement, Expires 02/15/2018, Strike Price $14.75		310	4,593,456	534,688
Sugar Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $12.50		205	3,069,752	29,848
Sugar Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $12.75		275	4,117,960	58,520
Sugar Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $13.00		410	6,139,504	123,984
Sugar Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $13.25		240	3,593,856	102,144
Sugar Future, April 2018 Settlement, Expires 03/15/2018, Strike Price $13.50		120	1,796,928	51,660
Sugar Future, May 2018 Settlement, Expires 04/16/2018, Strike Price $12.25		200	2,994,880	35,840
Sugar Future, May 2018 Settlement, Expires 04/16/2018, Strike Price $12.75		100	1,497,440	33,600
Sugar Future, May 2018 Settlement, Expires 04/16/2018, Strike Price $13.00		180	2,695,392	78,624
Sugar Future, May 2018 Settlement, Expires 04/16/2018, Strike Price $13.25		80	1,197,952	44,800
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $120.50		102	12,401,160	17,531
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $121.00		225	27,355,500	66,797
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $121.50		50	6,079,000	23,437
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $122.50		75	9,118,500	80,859
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $123.00		75	9,118,500	112,500
U.S. Treasury 10-Year Note, March 2018 Settlement, Expires 02/23/2018, Strike Price $123.50		75	9,118,500	147,656
U.S. Treasury 10-Year Note, April 2018 Settlement, Expires 03/23/2018, Strike Price $119.50		125	15,128,750	29,297
U.S. Treasury 10-Year Note, April 2018 Settlement, Expires 03/23/2018, Strike Price $120.00		150	18,154,500	51,563
U.S. Treasury 10-Year Note, April 2018 Settlement, Expires 03/23/2018, Strike Price $120.50		200	24,206,000	100,000
U.S. Treasury 10-Year Note, April 2018 Settlement, Expires 03/23/2018, Strike Price $121.00		50	6,051,500	35,156
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $145.00		275	40,647,750	107,422
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $146.00		325	48,038,250	198,047
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $147.00		250	36,952,500	230,469
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $148.00		75	11,085,750	101,953
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $149.00		25	3,695,250	48,047
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $150.00		25	3,695,250	65,234
U.S. Treasury Long Bond, March 2018 Settlement, Expires 02/23/2018, Strike Price $151.00		25	3,695,250	85,156
U.S. Treasury Long Bond, April 2018 Settlement, Expires 03/23/2018, Strike Price $142.00		75	10,968,750	32,813
U.S. Treasury Long Bond, April 2018 Settlement, Expires 03/23/2018, Strike Price $143.00		275	40,218,750	167,578
U.S. Treasury Long Bond, April 2018 Settlement, Expires 03/23/2018, Strike Price $144.00		225	32,906,250	189,844
U.S. Treasury Long Bond, April 2018 Settlement, Expires 03/23/2018, Strike Price $145.00		325	47,531,250	370,703
U.S. Treasury Long Bond, April 2018 Settlement, Expires 03/23/2018, Strike Price $146.00		75	10,968,750	113,672
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $400.00		115	2,597,563	719
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $405.00		355	8,018,563	4,438
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $410.00		415	9,373,813	5,188
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $415.00		426	9,622,275	10,650
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $420.00		570	12,874,875	21,375
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $425.00		153	3,455,888	8,606
Wheat Future, March 2018 Settlement, Expires 02/23/2018, Strike Price $430.00		435	9,825,563	40,781
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $415.00		150	3,491,250	5,625
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $420.00		330	7,680,750	18,563
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $425.00		401	9,333,275	30,075
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $430.00		440	10,241,000	49,500
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $435.00		300	6,982,500	46,875
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $440.00		536	12,475,400	113,900
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $445.00		149	3,467,975	42,838
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $450.00		199	4,631,725	75,869
Wheat Future, April 2018 Settlement, Expires 03/23/2018, Strike Price $455.00		32	744,800	15,600
Wheat Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $420.00		35	814,625	4,375
Wheat Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $430.00		75	1,745,625	16,406
Wheat Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $435.00		96	2,234,400	30,943
Wheat Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $440.00		131	3,049,025	47,488
Wheat Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $445.00		80	1,862,000	40,944
Wheat Future, May 2018 Settlement, Expires 04/20/2018, Strike Price $450.00		120	2,793,000	73,585

TOTAL PUT OPTIONS				38,457,078

(Premiums Received $52,094,642)

	COUNTERPARTY (a)	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE

OTC CALL OPTIONS
Brazilian Real, Expires 02/06/2018, Strike Price $3.20	A	25,000,000	25,000,000	105,325
Brazilian Real, Expires 02/06/2018, Strike Price $3.25	A	50,000,000	50,000,000	52,800
Brazilian Real, Expires 02/08/2018, Strike Price $3.32	A	100,000,000	100,000,000	40,500
Brazilian Real, Expires 02/14/2018, Strike Price $3.25	A	50,000,000	50,000,000	146,250
Brazilian Real, Expires 02/14/2018, Strike Price $3.28	A	50,000,000	50,000,000	85,150
Brazilian Real, Expires 02/20/2018, Strike Price $3.30	A	75,000,000	75,000,000	171,075
Brazilian Real, Expires 02/22/2018, Strike Price $3.22	A	100,000,000	100,000,000	704,400
Brazilian Real, Expires 02/22/2018, Strike Price $3.22	A	100,000,000	100,000,000	635,900
Brazilian Real, Expires 02/22/2018, Strike Price $3.25	A	100,000,000	100,000,000	521,500
Brazilian Real, Expires 02/23/2018, Strike Price $3.26	A	100,000,000	100,000,000	494,700
Colombian Peso, Expires 02/07/2018, Strike Price $2,968.00	A	100,000,000	100,000,000	10,500
Czech Republic Koruna, Expires 02/02/2018, Strike Price EUR 25.35	B	75,000,000	93,116,806	129,437
Indian Rupee, Expires 02/08/2018, Strike Price $63.96	A	50,000,000	50,000,000	109,350
Israeli Shekel, Expires 02/07/2018, Strike Price $3.43	B	75,000,000	75,000,000	163,725
Israeli Shekel, Expires 02/16/2018, Strike Price $3.44	B	75,000,000	75,000,000	218,250
Israeli Shekel, Expires 02/27/2018, Strike Price $3.43	B	50,000,000	50,000,000	188,000
Mexican Peso, Expires 02/01/2018, Strike Price $19.63	C	150,000,000	150,000,000	—
Mexican Peso, Expires 02/01/2018, Strike Price $20.00	B	100,000,000	100,000,000	—
Mexican Peso, Expires 02/01/2018, Strike Price $21.30	B	150,000,000	150,000,000	—
Mexican Peso, Expires 02/01/2018, Strike Price EUR 23.35	B	50,000,000	62,077,870	21,665
Mexican Peso, Expires 02/02/2018, Strike Price $19.10	B	100,000,000	100,000,000	7,100
Mexican Peso, Expires 02/02/2018, Strike Price $19.10	C	50,000,000	50,000,000	3,550
Mexican Peso, Expires 02/02/2018, Strike Price $19.75	B	150,000,000	150,000,000	—
Mexican Peso, Expires 02/08/2018, Strike Price $19.40	B	200,000,000	200,000,000	71,600
Mexican Peso, Expires 02/08/2018, Strike Price $19.40	E	50,000,000	50,000,000	17,700

Mexican Peso, Expires 02/08/2018, Strike Price $19.40	B	25,000,000	25,000,000	8,825
Mexican Peso, Expires 02/09/2018, Strike Price EUR 23.65	B	100,000,000	124,155,741	224,722
Mexican Peso, Expires 02/23/2018, Strike Price $19.25	B	100,000,000	100,000,000	336,900
Mexican Peso, Expires 02/28/2018, Strike Price $18.75	B	100,000,000	100,000,000	1,153,500
Mexican Peso, Expires 03/06/2018, Strike Price $18.85	B	150,000,000	150,000,000	1,682,550
New Zealand Dollar, Expires 02/08/2018, Strike Price AUD 1.11	B	60,000,000	48,348,106	16,148
New Zealand Dollar, Expires 02/09/2018, Strike Price AUD 1.12	B	50,000,000	40,290,089	12,288
Polish Zloty, Expires 02/16/2018, Strike Price $3.40	E	75,000,000	75,000,000	192,975
Polish Zloty, Expires 02/27/2018, Strike Price EUR 4.18	B	50,000,000	62,077,870	188,841
Russian Ruble, Expires 02/19/2018, Strike Price $57.00	A	70,000,000	70,000,000	321,650
South African Rand, Expires 02/01/2018, Strike Price $12.50	B	30,000,000	30,000,000	—
South African Rand, Expires 02/22/2018, Strike Price $12.00	B	100,000,000	100,000,000	1,110,000
South Korean Won, Expires 02/14/2018, Strike Price $1,064.30	A	50,000,000	50,000,000	426,300
South Korean Won, Expires 02/26/2018, Strike Price $1,070.95	A	75,000,000	75,000,000	551,550
Swedish Krona, Expires 02/14/2018, Strike Price EUR 9.83	B	100,000,000	124,155,741	336,338
Turkish Lira, Expires 02/15/2018, Strike Price $3.80	E	100,000,000	100,000,000	673,800
Turkish Lira, Expires 02/15/2018, Strike Price $3.83	B	50,000,000	50,000,000	224,000

TOTAL OTC CALL OPTIONS				11,358,864

(Premiums Received $26,993,905)

OTC PUT OPTIONS
Brazilian Real, Expires 02/02/2018, Strike Price $3.27	A	100,000,000	100,000,000	2,515,500
Brazilian Real, Expires 02/06/2018, Strike Price $3.25	A	50,000,000	50,000,000	998,800
Brazilian Real, Expires 03/21/2018, Strike Price $3.31	A	50,000,000	50,000,000	2,023,600
Colombian Peso, Expires 02/20/2018, Strike Price $2,800.00	A	50,000,000	50,000,000	282,750
Colombian Peso, Expires 03/08/2018, Strike Price $2,985.00	A	50,000,000	50,000,000	2,732,150
Czech Republic Koruna, Expires 02/02/2018, Strike Price EUR 25.45	B	100,000,000	124,155,741	853,074
Mexican Peso, Expires 02/01/2018, Strike Price $18.80	B	100,000,000	100,000,000	986,600
Mexican Peso, Expires 02/02/2018, Strike Price $19.00	B	100,000,000	100,000,000	2,025,700
Mexican Peso, Expires 02/08/2018, Strike Price $19.40	B	25,000,000	25,000,000	1,031,450
Mexican Peso, Expires 02/08/2018, Strike Price $19.40	E	50,000,000	50,000,000	2,060,800
Norwegian Krone, Expires 02/01/2018, Strike Price EUR 9.54	B	50,000,000	62,077,871	19,492
Norwegian Krone, Expires 02/01/2018, Strike Price EUR 9.58	B	50,000,000	62,077,871	86,921
Norwegian Krone, Expires 02/08/2018, Strike Price EUR 9.50	B	20,000,000	24,831,148	22,894
Norwegian Krone, Expires 02/16/2018, Strike Price EUR 9.50	B	150,000,000	186,233,611	376,751
Norwegian Krone, Expires 03/15/2018, Strike Price EUR 9.50	B	100,000,000	124,155,741	587,381
Polish Zloty, Expires 02/26/2018, Strike Price EUR 4.15	B	120,000,000	148,986,889	480,483
South African Rand, Expires 02/01/2018, Strike Price $12.40	B	150,000,000	150,000,000	6,943,650
South Korean Won, Expires 02/22/2018, Strike Price $1,070.80	A	30,000,000	30,000,000	254,640
South Korean Won, Expires 02/28/2018, Strike Price $1,045.50	A	90,000,000	90,000,000	139,050
Swedish Krona, Expires 02/16/2018, Strike Price EUR 9.70	B	100,000,000	124,155,741	213,920
Turkish Lira, Expires 02/05/2018, Strike Price $3.75	C	60,000,000	60,000,000	221,460
Turkish Lira, Expires 02/05/2018, Strike Price $3.79	E	50,000,000	50,000,000	536,300

TOTAL OTC PUT OPTIONS				25,393,366

(Premiums Received $14,200,107)

PAYER SWAPTIONS
CDX.HY, (5.000%), Quarterly, Expires 02/21/2018, Strike Price $105.00	D	100,000,000	100,000,000	51,800
CDX.HY, (5.000%), Quarterly, Expires 02/21/2018, Strike Price $106.00	A	500,000,000	500,000,000	356,500
CDX.HY, (5.000%), Quarterly, Expires 02/21/2018, Strike Price $107.00	D	130,000,000	130,000,000	155,740
CDX.HY, (5.000%), Quarterly, Expires 02/21/2018, Strike Price $107.00	E	250,000,000	250,000,000	299,500
CDX.HY, (5.000%), Quarterly, Expires 03/21/2018, Strike Price $104.00	F	75,000,000	75,000,000	110,700
CDX.IG, (1.000%), Quarterly, Expires 02/21/2018, Strike Price $55.00	E	1,000,000,000	1,000,000,000	197,000

TOTAL PAYER SWAPTIONS				1,171,240

(Premiums Received $3,425,370)
TOTAL WRITTEN OPTIONS				$216,220,290

(Premiums Received $169,948,807)

(a)	See Note 1.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Coffee ‘C’, March 2018 Settlement	216	$9,869,850	$(93,298)
Coffee ‘C’, May 2018 Settlement	214	9,967,050	63,315
DAX Index, March 2018 Settlement	52	21,275,266	128,862
Euro Stoxx 50 Index, March 2018 Settlement	868	38,796,186	156,698
Euro-Bund, March 2018 Settlement	213	42,000,223	(26,102)
FTSE 100 Index, March 2018 Settlement	396	41,983,984	581,754
Henry Hub Natural Gas, March 2018 Settlement	155	1,160,562	9,430
Lean Hogs, June 2018 Settlement	24	789,840	5,424
Nikkei 225 Index, March 2018 Settlement	180	38,070,899	428,199
Silver, March 2018 Settlement	69	5,948,145	(54,538)
Sugar No.11, March 2018 Settlement	1,384	20,507,558	(81,019)
Sugar No.11, May 2018 Settlement	67	1,003,285	8,989
U.S. Treasury 10-Year Note, March 2018 Settlement	32	3,890,500	1,451
U.S. Treasury Long Bond, March 2018 Settlement	324	47,891,250	(39,821)

TOTAL FUTURES CONTRACTS SOLD		283,154,598	$1,089,344

FUTURES CONTRACTS PURCHASED
Australian Dollar, March 2018 Settlement	2,002	$161,140,980	$1,304,033
British Pound, March 2018 Settlement	3,075	272,906,250	4,281,123
Canadian Dollar, March 2018 Settlement	1,189	96,695,425	438,507
CBOE Volatility Index, February 2018 Settlement	1	13,475	1,373
Cocoa, March 2018 Settlement	103	2,055,880	17,105
Cocoa, May 2018 Settlement	34	686,800	49,141
Copper, March 2018 Settlement	132	10,545,150	(71,504)
Corn, March 2018 Settlement	1,887	34,107,525	174,174
Cotton No.2, March 2018 Settlement	2,466	95,286,240	(4,163,475)
E-Mini Russell 2000 Index, March 2018 Settlement	707	55,711,600	1,788,804
Euro Fx, March 2018 Settlement	1,933	300,762,719	3,488,826
Globex Natural Gas, March 2018 Settlement	1,120	33,544,000	(387,239)
Globex Natural Gas, April 2018 Settlement	184	5,262,400	249,715
Gold 100 Oz., April 2018 Settlement	798	107,179,380	(1,551,391)
Japanese Yen, March 2018 Settlement	1,895	217,664,438	1,890,172
Lean Hogs, February 2018 Settlement	528	15,465,120	143,806
Live Cattle, February 2018 Settlement	282	13,970,280	335,957
Nasdaq 100 E-mini Index, March 2018 Settlement	400	55,700,000	4,369,337
Natural Gas, March 2018 Settlement	1,735	51,963,250	(1,570,728)
Natural Gas, April 2018 Settlement	1	28,600	(272)
S&P 500 E-mini Index, March 2018 Settlement	1,978	279,471,620	9,649,165
Soybean, March 2018 Settlement	1,709	85,086,837	208,990
Soybean, May 2018 Settlement	202	10,170,700	63,658
Wheat, March 2018 Settlement	3,574	80,727,725	564,616
Wheat, May 2018 Settlement	17	395,675	22,057
WTI Crude, March 2018 Settlement	4,027	260,667,710	2,420,609
WTI Crude, April 2018 Settlement	72	4,648,320	(99,693)

TOTAL FUTURES CONTRACTS PURCHASED		$2,251,858,099	$23,616,866

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Open Forward Currency Contracts

COUNTERPARTY (a)	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
B	2/12/2018	Australian Dollar	16,000,000	New Zealand Dollar	17,649,024	$(112,562)
B	2/13/2018	Australian Dollar	12,000,000	New Zealand Dollar	13,248,612	(93,070)
A	2/2/2018	Brazilian Real	3,768,924,300	U.S. Dollar	1,188,126,279	3,666,125
A	2/5/2018	Brazilian Real	410,839,000	U.S. Dollar	130,000,000	(1,142,540)
A	2/6/2018	Brazilian Real	458,647,000	U.S. Dollar	142,200,000	1,631,239
A	2/8/2018	Brazilian Real	79,417,260	U.S. Dollar	25,100,000	(200,659)
A	2/14/2018	Brazilian Real	95,883,000	U.S. Dollar	30,000,000	45,798
A	2/16/2018	Brazilian Real	47,602,957	U.S. Dollar	14,800,000	114,172
A	2/22/2018	Brazilian Real	64,735,166	U.S. Dollar	20,100,000	170,984
A	2/26/2018	Brazilian Real	161,259,520	U.S. Dollar	49,600,000	878,474
A	3/23/2018	Brazilian Real	176,003,340	U.S. Dollar	53,900,000	1,056,821
A	2/9/2018	Colombian Peso	135,898,000,000	U.S. Dollar	48,000,000	(137,553)
A	2/22/2018	Colombian Peso	63,382,500,000	U.S. Dollar	22,500,000	(192,390)
A	3/12/2018	Colombian Peso	96,750,600,000	U.S. Dollar	32,400,000	1,611,285
B	2/6/2018	Czech Republic Koruna	2,135,964,050	Euro	84,100,000	496,963
B	2/6/2018	Euro	10,700,000	Czech Republic Koruna	270,512,050	(2,027)
B	2/6/2018	Euro	13,500,000	Mexican Peso	309,926,250	131,496
B	2/13/2018	Euro	18,000,000	Mexican Peso	411,741,000	288,029
B	3/1/2018	Euro	12,500,000	Polish Zloty	51,891,250	31,834
B	2/16/2018	Euro	47,700,000	Swedish Krona	468,838,530	(278,670)
B	2/1/2018	Israeli New Shekel	42,070,920	U.S. Dollar	12,300,000	3,584
B	2/1/2018	Mexican Peso	1,521,500,000	U.S. Dollar	81,481,792	254,277
B	2/2/2018	Mexican Peso	3,064,078,300	U.S. Dollar	163,000,000	1,903,843
B	2/6/2018	Mexican Peso	4,669,428,800	U.S. Dollar	247,000,000	3,640,204
C	2/7/2018	Mexican Peso	559,722,600	U.S. Dollar	30,000,000	39,237
B	2/7/2018	Mexican Peso	3,731,566,100	U.S. Dollar	196,400,000	3,865,984
C	2/12/2018	Mexican Peso	1,309,190,450	U.S. Dollar	70,000,000	209,149
E	2/12/2018	Mexican Peso	457,694,400	U.S. Dollar	24,500,000	45,194
B	2/12/2018	Mexican Peso	1,422,417,500	U.S. Dollar	75,000,000	1,281,279
B	2/5/2018	Norwegian Krone	415,749,150	Euro	43,500,000	(85,324)
B	2/12/2018	Norwegian Krone	45,975,840	Euro	4,800,000	2,277
B	2/20/2018	Norwegian Krone	498,588,300	Euro	52,200,000	(172,672)
B	3/19/2018	Norwegian Krone	320,569,860	Euro	33,400,000	50,303
B	2/28/2018	Polish Zloty	267,449,250	Euro	64,500,000	(252,718)
B	2/20/2018	Polish Zloty	66,914,000	U.S. Dollar	20,000,000	4,271
A	2/20/2018	Russian Ruble	279,575,000	U.S. Dollar	5,000,000	(38,492)
B	2/5/2018	South African Rand	1,695,668,620	U.S. Dollar	138,400,000	4,629,996
A	2/26/2018	South Korean Won	16,065,000,000	U.S. Dollar	15,000,000	49,003
A	3/5/2018	South Korean Won	17,062,400,000	U.S. Dollar	16,000,000	(14,690)
B	2/20/2018	Swedish Krona	271,725,540	Euro	27,800,000	(30,141)
A	2/1/2018	Turkish Lira	756,400	U.S. Dollar	200,000	1,631
C	2/6/2018	Turkish Lira	70,680,000	U.S. Dollar	18,600,000	181,011
E	2/6/2018	Turkish Lira	106,204,000	U.S. Dollar	28,000,000	220,409
B	2/6/2018	Turkish Lira	188,225,500	U.S. Dollar	50,000,000	15,070
B	2/16/2018	Turkish Lira	30,052,800	U.S. Dollar	8,000,000	(36,207)
A	2/2/2018	U.S. Dollar	1,189,266,125	Brazilian Real	3,768,924,300	(2,526,279)
A	2/5/2018	U.S. Dollar	80,000,000	Brazilian Real	252,100,000	930,180
A	2/6/2018	U.S. Dollar	60,000,000	Brazilian Real	191,262,000	20,429
A	2/8/2018	U.S. Dollar	6,000,000	Brazilian Real	18,990,000	46,150
A	2/14/2018	U.S. Dollar	25,300,000	Brazilian Real	82,147,000	(441,499)
A	2/16/2018	U.S. Dollar	24,700,000	Brazilian Real	79,390,270	(173,248)
A	2/22/2018	U.S. Dollar	21,200,000	Brazilian Real	68,433,600	(229,101)
A	2/26/2018	U.S. Dollar	125,000,000	Brazilian Real	398,196,130	354,131
A	2/27/2018	U.S. Dollar	26,200,000	Brazilian Real	83,707,926	(466)
A	2/28/2018	U.S. Dollar	45,100,000	Brazilian Real	144,950,453	(265,280)
A	3/23/2018	U.S. Dollar	10,000,000	Brazilian Real	32,392,000	(114,361)
A	2/9/2018	U.S. Dollar	47,000,000	Colombian Peso	138,053,000,000	(1,621,425)
A	2/12/2018	U.S. Dollar	22,000,000	Indian Rupee	1,407,120,000	(90,833)
B	2/1/2018	U.S. Dollar	12,306,296	Israeli New Shekel	42,070,920	2,712
B	2/9/2018	U.S. Dollar	17,000,000	Israeli New Shekel	57,951,300	46,461
B	2/20/2018	U.S. Dollar	11,500,000	Israeli New Shekel	38,939,000	103,281
B	3/2/2018	U.S. Dollar	14,100,000	Israeli New Shekel	47,968,200	54,785
B	2/1/2018	U.S. Dollar	79,967,867	Mexican Peso	1,521,500,000	(1,768,202)
B	2/2/2018	U.S. Dollar	164,903,843	Mexican Peso	3,064,078,300	—
C	2/6/2018	U.S. Dollar	67,000,000	Mexican Peso	1,315,377,500	(3,605,314)
B	2/6/2018	U.S. Dollar	103,500,000	Mexican Peso	2,005,836,290	(4,166,963)
C	2/7/2018	U.S. Dollar	24,500,000	Mexican Peso	467,915,900	(612,148)
B	2/7/2018	U.S. Dollar	120,000,000	Mexican Peso	2,306,632,000	(3,792,508)
B	2/12/2018	U.S. Dollar	93,000,000	Mexican Peso	1,799,922,000	(3,526,056)
B	2/27/2018	U.S. Dollar	34,000,000	Mexican Peso	643,620,000	(438,668)
B	3/2/2018	U.S. Dollar	47,000,000	Mexican Peso	879,370,000	(32,050)
B	3/8/2018	U.S. Dollar	102,000,000	Mexican Peso	1,917,804,000	(465,679)
E	2/20/2018	U.S. Dollar	36,000,000	Polish Zloty	122,364,000	(581,323)
A	2/20/2018	U.S. Dollar	32,500,000	Russian Ruble	1,855,750,000	(433,268)
B	2/5/2018	U.S. Dollar	5,600,000	South African Rand	68,412,400	(170,600)
B	2/26/2018	U.S. Dollar	38,000,000	South African Rand	452,333,000	(43,470)
A	2/20/2018	U.S. Dollar	23,000,000	South Korean Won	24,478,900,000	71,234
A	2/28/2018	U.S. Dollar	36,000,000	South Korean Won	38,554,200,000	(116,979)
A	2/1/2018	U.S. Dollar	201,631	Turkish Lira	756,400	—
E	2/6/2018	U.S. Dollar	10,000,000	Turkish Lira	38,241,760	(161,558)
B	2/6/2018	U.S. Dollar	45,000,000	Turkish Lira	171,092,820	(462,593)
E	2/16/2018	U.S. Dollar	44,000,000	Turkish Lira	167,129,600	(288,238)
B	2/16/2018	U.S. Dollar	29,200,000	Turkish Lira	111,816,400	(430,606)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(1,199,125)

(a)	See Note 1.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Credit Default Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATES	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	VALUE	UPFRONT PREMIUM RECEIVED	UNREALIZED APPRECIATION/ (DEPRECIATION)

CREDIT DEFAULT SWAP BUY CONTRACTS
B	CDX.NA.IG.29	Buy	(1.000)%	Dec 20 2022	Quarterly	$189,500,000	$(4,794,961)	$(4,557,458)	$(237,503)
B	CDX.NA.HY.29	Buy	(5.000)%	Dec 20 2022	Quarterly	123,780,000	(11,091,012)	(10,305,046)	(785,966)

TOTAL CREDIT DEFAULT SWAP BUY CONTRACTS									$(1,023,469)

(a)	See Note 1.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Equity Correlation Swaps

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL VALUE	NOTIONAL VALUE USD		VALUE AND UNREALIZED DEPRECIATION
EQUITY CORRELATION SWAPS SOLD
Euro Stoxx 50 Index, 01/03/18 - 12/21/18, Strike Price 48% pay realized rate	E	100,000	$124,156	(b)	$(5,314)

TOTAL EQUITY CORRELATION SWAPS SOLD					$(5,314)

(a)	See Note 1.
(b)	Notional value reflects correlation exposure per point times 100.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Equity Variance Swaps

DESCRIPTION	COUNTERPARTY (a)	NOTIONAL VALUE	NOTIONAL VALUE USD		VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
EQUITY VARIANCE SWAPS SOLD
SPLV5UE Index, 01/09/18 - 01/10/2019, Strike Price 5.70%	B	877,193	$877,193	(b)	$551
Euro Stoxx 50 Index, 01/05/18 - 06/21/19, Strike Price 19.60%	E	255,000	316,597	(b)	(562)

TOTAL EQUITY VARIANCE SWAPS SOLD					$(11)

EQUITY VARIANCE SWAPS PURCHASED
Euro Stoxx 50 Index, 01/05/18 - 06/21/19, Strike Price 17.00%, receive realized rate accrued when spot is above 2525.341	E	255,000	$316,597	(b)	$1,333

TOTAL EQUITY VARIANCE SWAPS PURCHASED					$1,333

(a)	See Note 1.
(b)	Notional value reflects variance notional multiplied by 100[2].

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

(a) Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management, LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2018:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$—	$7,733,799	$—	$7,733,799
Money Market Funds	303,603,304	—	—	303,603,304
U.S. Treasury Bills	—	1,572,768,359	—	1,572,768,359

Total Assets	$303,603,304	$1,580,502,158	$—	$1,884,105,462

Liabilities
Written Options	$(127,802,233)	$(88,418,057)	$—	$(216,220,290)

Total Liabilities	$(127,802,233)	$(88,418,057)	$—	$(216,220,290)

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$28,149,305	$—	$28,149,305
Unrealized depreciation on forward currency contracts	—	(29,348,430)	—	(29,348,430)
Unrealized appreciation on futures contracts	32,845,290	—	—	32,845,290
Unrealized depreciation on futures contracts	(8,139,080)	—	—	(8,139,080)
Unrealized appreciation on swap contracts	—	1,884	—	1,884
Unrealized depreciation on swap contracts	—	(1,029,345)	—	(1,029,345)

Total	$24,706,210	$(2,226,586)	$—	$22,479,624

*	Other financial instruments are derivatives, such as futures, forward currency contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Derivative Transactions – The Fund engaged in derivatives for hedging and speculative purposes during the period ended January 31, 2018. The use of derivatives included options, futures, swaps and forward currency contracts.

Futures Contracts – The Fund may purchase and sell futures contracts and has held futures contracts during the period ended January 31, 2018. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended January 31, 2018, was $1,634,829,187 for long contracts and $529,761,146 for short contracts.

Options – The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended January 31, 2018. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended January 31, 2018 was $179,524,425.

Forward Currency Contracts - The Fund may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended January 31, 2018 was $1,366,627,956 for long contracts and $1,679,030,710 for short contracts.

Swaps

Correlation Swaps – The Fund may enter into correlation swaps. Correlation swaps are transactions in which counterparties agree to buy or sell the future realized correlation on an underlying reference basket of securities or instruments at a specific level over a fixed period. Correlation swaps are subject to all the risks of OTC derivatives generally, including counterparty risks (if the counterparty fails to meet its obligations) and the risk that the Adviser is incorrect in forecasts of correlation on the underlying reference basket. The average notional amount of correlation swaps held during the period ended January 31, 2018 was $89,916 for short contracts.

Credit Default Swaps – The Fund may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount. Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing. The average notional amount of credit default swaps during the period ended January 31, 2018 was $294,450,000 for contracts in which the Fund purchased protection.

Volatility Swaps and Variance Swaps – The Fund may enter into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference. The average notional amount of volatility and variance swaps held during the period ended January 31, 2018 was $196,904 for long contracts and $298,448 for short contracts.

Consolidated Statement of Assets — Values of Derivatives as of January 31, 2018

	ASSET DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Credit contracts	Investments, at fair value	$98,500
Equity contracts	Investments, at fair value	3,870,300
Foreign exchange contracts	Investments, at fair value	3,429,124
Volatility contracts	Investments, at fair value	335,875

Futures
Commodity contracts	Net assets - Unrealized appreciation*	4,336,986
Equity contracts	Net assets - Unrealized appreciation*	17,102,819
Interest rate contracts	Net assets - Unrealized appreciation*	1,451
Foreign exchange contracts	Net assets - Unrealized appreciation*	11,402,661
Volatility contracts	Net assets - Unrealized appreciation*	1,373
Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	28,149,305

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	1,884

Total		$68,730,278

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Consolidated Statement of Liabilities — Values of Derivatives as of January 31, 2018

	LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Options
Commodity contracts	Written options, at fair value	$87,999,134
Credit contracts	Written options, at fair value	1,171,240
Equity contracts	Written options, at fair value	52,658,919
Foreign exchange contracts	Written options, at fair value	69,430,352
Interest rate contracts	Written options, at fair value	3,588,045
Volatility contracts	Written options, at fair value	1,372,600

Futures
Commodity contracts	Net assets - Unrealized depreciation*	8,073,157
Interest rate contracts	Net assets - Unrealized depreciation*	65,923

Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	29,348,430

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	5,876
Credit default contracts	Unrealized depreciation on swap contracts**	1,023,469

Total		$254,737,145

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Consolidated Schedule of Investments.

(b) Counterparties

The counterparties presented in the Consolidated Schedule of Investments are as follows: A: BNP Paribas Corporate & Institutional Banking, B: Morgan Stanley Capital Services LLC, C: Credit Suisse International, D: Societe Generale Corporate & Investment Banking, E: Goldman Sachs International, F: Credit Suisse Securities (USA) LLC.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust III

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 3/29/2018

By (Signature and Title)* /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 3/29/2018

*	Print the name and title of each signing officer under his or her signature.